Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 1,162	$ 1,026